Cover	Jul. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2026
Entity File Number	001-42507
Entity Registrant Name	Aureus Greenway Holdings Inc.
Entity Central Index Key	0002009312
Entity Tax Identification Number	99-0418678
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2995 Remington Boulevard
Entity Address, City or Town	Kissimmee
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34744
City Area Code	407
Local Phone Number	344 4004
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PUSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false